EQUITY INVESTMENTS AND OTHER FINANCIAL ASSETS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of financial assets [line items]
The fair value changes on the Group's investment recognized directly in other comprehensive expense	¥ 542,000,000	$ 83	¥ 461,000,000	¥ 1,573,000,000
Other financial assets [member]
Disclosure of financial assets [line items]
The gains of ther Group's other financial assets recognized in the profit or loss for the year	2,409,000,000		2,774,000,000	2,398,000,000
Equity investments [member]
Disclosure of financial assets [line items]
The fair value changes on the Group's investment recognized directly in other comprehensive expense	542,000,000		461,000,000	1,573,000,000
Financial assets past due [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Equity investments and other financial assets past due or impaired	0		0	0
Financial assets past due [member] | Equity investments [member]
Disclosure of financial assets [line items]
Equity investments and other financial assets past due or impaired	0		0	0
Financial assets impaired [member] | Other financial assets [member]
Disclosure of financial assets [line items]
Equity investments and other financial assets past due or impaired	0		0	0
Financial assets impaired [member] | Equity investments [member]
Disclosure of financial assets [line items]
Equity investments and other financial assets past due or impaired	¥ 0		¥ 0	¥ 0